Shareholders Equity - Quarterly (USD $)	Preferred Stock	Common Stock	Preferred Stock To Be Issued	Common Stock To Be Issued	Common Stock Warrants	Additional Paid-In Capital	Common Stock Subscription Receivable	Debenture Subscription Receivable	Retained Deficit	Total
Beginning Balance, Value (Quarterly Member)
Beginning Balance, Value at Apr. 23, 2013
Beginning Balance, Shares (Quarterly Member)
Beginning Balance, Shares at Apr. 23, 2013
Accrued Dividend on preferred stock (Quarterly Member)
Conversion of dividend into common stock, Shares (Quarterly Member)
Conversion of dividend into common stock, Shares			(21)	6,273,052
Conversion of dividend into common stock, Value (Quarterly Member)
Common Stock Subscription Receivable (Quarterly Member)
Stock issued for cash, Shares (Quarterly Member)
Stock issued for cash, Shares			18
Stock issued for cash, Value (Quarterly Member)
Stock issued for cash, Value			18			149,982
Stock issued for services, Shares (Quarterly Member)
Stock issued for services, Shares			3
Stock issued for services, Value (Quarterly Member)
Stock issued for services, Value			3			24,995
Issuance of Warrants for Services (Quarterly Member)
Warrants issued with common stock (Quarterly Member)
Debenture Subscriptions Receivable (Quarterly Member)
Intristic Value from Beneficial Conversion Feature (Quarterly Member)
Retroactive Adjustment for subsequent conversion, Shares (Quarterly Member)
Retroactive Adjustment for subsequent conversion, Shares			(21)	6,273,052
Retroactive Adjustment for Subsequent conversion, Value (Quarterly Member)
Retroactive Adjustment for Subsequent conversion, Value			(21)	6,273		(6,252)
Stock issued for repayment of short term borrowing and services, Shares (Quarterly Member)
Stock issued for repayment of short term borrowing and services, Shares				7,616,625
Stock issued for repayment of short term borrowing and services, Value (Quarterly Member)
Stock issued for repayment of short term borrowing and services, Value				7,617		204,848
Option issued for services, Shares (Quarterly Member)
Option issued for services, Shares										72.06
Option issued for services, Value (Quarterly Member)
Option issued for services, Value						612,387
Net Loss for the period (Quarterly Member)
Net Loss for the period									(919,123)	(919,123)
Ending Balance, Value (Quarterly Member)										80,727
Ending Balance, Value at Dec. 31, 2013				13,890		985,960			(919,123)	80,727
Ending Balance, Shares (Quarterly Member)
Ending Balance, Shares at Dec. 31, 2013				13,889,677
Accrued Dividend on preferred stock (Quarterly Member)									(4,358)	(4,358)
Conversion of dividend into common stock, Shares (Quarterly Member)				156,293
Conversion of dividend into common stock, Value (Quarterly Member)				156		4,202				4,358
Common Stock Subscription Receivable (Quarterly Member)
Stock issued for cash, Shares (Quarterly Member)				2,059,000
Stock issued for cash, Value (Quarterly Member)				2,059		203,841	(12,200)			193,700
Stock issued for services, Shares (Quarterly Member)
Stock issued for services, Value (Quarterly Member)
Issuance of Warrants for Services (Quarterly Member)						555,598				555,598
Warrants issued with common stock (Quarterly Member)					66,712	(66,712)				555,598
Debenture Subscriptions Receivable (Quarterly Member)								(87,600)		(87,600)
Intristic Value from Beneficial Conversion Feature (Quarterly Member)						131,705				131,705
Retroactive Adjustment for subsequent conversion, Shares (Quarterly Member)				156,293
Retroactive Adjustment for Subsequent conversion, Value (Quarterly Member)				(130)
Stock issued for repayment of short term borrowing and services, Shares (Quarterly Member)
Stock issued for repayment of short term borrowing and services, Value (Quarterly Member)
Option issued for services, Shares (Quarterly Member)				21,954,160
Option issued for services, Value (Quarterly Member)				21,954		(21,882)	(72)
Net Loss for the period (Quarterly Member)									(682,465)	(682,465)
Ending Balance, Value (Quarterly Member)		$ 38,059			$ 66,712	$ 1,792,713	$ (12,272)	$ (87,600)	$ (1,605,947)	$ 191,665
Ending Balance, Shares (Quarterly Member)		38,059,000